Tax situation - Effective income tax (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 101,129	$ (58,099)	$ (1,955)
Income tax rate	29.50%	32.00%	32.00%	32.00%
Expected income tax expense		$ 72,237	$ (23,716)	$ 25,766
Non - deductible expenses		(3,931)	(11,097)	(13,091)
Tax expense (income), continuing operations		(23,671)	25,430	(25,590)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 1,927,177	$ 511,470	$ 688,451
Income tax rate		32.00%	32.00%	32.00%
Expected income tax expense		$ 616,697	$ 163,670	$ 220,304
Special mining tax and mining royalties		(46,366)	(10,305)	(15,660)
Provision (gain) for uncertainty about treatments of income taxes		(14,379)	1,313	7,060
Non - deductible expenses		14,609	16,925	24,129
Income tax true - ups		6,345	5,292	2,915
Moratorium interest		1,019	24,652	4,052
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 30.85%)		840	(2,750)	(2,746)
Others		2,830	3,035	7,546
Current and deferred income tax charges to results		581,595	201,832	247,600
Mining taxes charged to results		144,895	32,203	47,032
Supplementary retirement fund charged to results		9,213	2,891	3,442
Tax expense (income), continuing operations		$ 735,703	$ 236,926	$ 298,074
Effective income tax		38.18%	46.32%	43.30%